Share capital, share premium and other capital reserves - Major shareholders (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share capital, share premium and other capital reserves
Shareholding percentage	100.00%	100.00%
Gilde Healthcare
Share capital, share premium and other capital reserves
Shareholding percentage	20.60%	20.60%
Versant Ventures
Share capital, share premium and other capital reserves
Shareholding percentage	17.50%	17.50%
Novo Holdings A/S
Share capital, share premium and other capital reserves
Shareholding percentage	7.10%	12.70%
Redmile Biopharma Investments
Share capital, share premium and other capital reserves
Shareholding percentage	7.90%	10.60%
Sanofi Foreign Participations B.V.
Share capital, share premium and other capital reserves
Shareholding percentage	7.30%	7.30%
Other shareholders
Share capital, share premium and other capital reserves
Shareholding percentage	39.60%	31.30%